UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli ESG Fund, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli ESG Fund, Inc.

Annual Report — March 31, 2021

(Y)our Portfolio Management Team

Christopher C. Desmarais Portfolio Manager BA, Fairfield University	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the fiscal year ended March 31, 2021, the net asset value (NAV) total return per Class AAA Share of the Gabelli ESG Fund was 58.2% compared with a total return of 56.4% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

Investment Objective and Strategy

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The portfolio managers employ a social screening overlay process at the time of investment to identify companies that meet the Fund’s social responsibility guidelines. As bottom up stock pickers, we are generally not making calls on the direction of rates or any other macro variable. Our process favors companies that can thrive in any climate, for example, those with pricing power, solid balance sheets, and adaptable managements.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (https://gabelli.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Through June 30, 2020, the S&P 500 was off a mere 3% from the start of 2020, having rallied almost 40% from its March low. Growth stocks continued their winning streak, powered by Facebook, Amazon, Netflix, Google/Alphabet, Microsoft, and Apple. At mid-2020, these six stocks had an aggregate market capitalization of $6.3 trillion, comprising 23% of the S&P 500 and contributing 5.4 points of positive year-to-date return. In late May/early June smaller capitalization and value stocks snatched market leadership before reversing.

Stocks continued to rise during the third quarter of 2020, with the S&P 500 up 8.9%, as gains in July and August were partially offset by a decline in September. The main issues still facing the markets remained largely around the COVID-19 pandemic: how long will it persist? Will “second wave” cases spike significantly higher, leading to a return to more dramatic economic shutdowns? When will therapeutics and vaccines be ready for development and distribution? It took COVID-19 to end the United States’ longest bull market at 131 months, only to give way to its shortest bear market at just over one month. After declining 34% peak-to-trough February to March, the S&P 500 Index ended up 18% for 2020, 65% higher than its March low. Unfortunately, even in the face of rising asset prices and an overall increased savings rate, the extended economic shutdown strained the balance sheets of many small businesses and impaired the skills of many employees.

The first quarter of 2021, the Fund’s final fiscal quarter, provided a significant contrast to the first quarter of 2020. Last year, markets were hitting lows amid uncertainty regarding the ultimate reach of COVID-19 and the resulting economic wreckage at a time when even obtaining a test was exceedingly difficult. Now, not only have effective vaccines been developed, but most states have already opened up their vaccine programs to all adults, or have said they will in the very near future. Markets are at all time highs amid optimism about the “reopening” of the economy and pent up demand for all sorts of activities and goods, especially travel, leisure, and entertainment. People are longing for the in person connections and experiences that have been so lacking for the last year, and we can see the light at the end of the proverbial tunnel of COVID-19.

We were pleased to see that merger and activity continued to rise, which led to value being realized for some holdings in recent months. While (y)our portfolio includes companies that thrived even throughout the pandemic, other holdings, especially in the live entertainment and industrial sectors, underperformed as their businesses were impacted by the pandemic.

The top contributors to the Fund’s performance for the fiscal year included CNH Industrial (4.4% of net assets as of March 31, 2021), which rose as expectations for a global economic recovery combined with optimism that the new Biden Administration would put forth an agenda that included a long term, fully funded infrastructure bill to help rebuild America’s physical assets. Paypal Holdings Inc. (2.4%) benefited from the shift to electronic transactions caused by the quarantines, and added Bitcoin to its platform. Alphabet (3.4%) shares rose as the company’s revenue was bolstered by the shop from home and work from home trends during the pandemic, and by the beginning of the economic reopening through increased advertising spending and increased search for flights and hotels.

Some of our weaker performing stocks during the year were: Gilead Sciences (1.1%) saw interest in its COVID-19 treatment drug, Remdesivir, wane as steroids, antibody cocktails, and ultimately vaccines took center stage in combatting the pandemic. Echostar Corp. (0.2%) was hurt by concerns that it would lose share to emerging satellite broadband companies, including SpaceX and Amazon. SVMK Inc. (0.1%), which develops online survey software including SurveyMonkey, lost ground to alternative online offerings from competitors including Microsoft and Zoom.

Thank you for your investment in the Gabelli ESG Fund. We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	3 Year	5 Year	10 Year	Since Inception (6/01/07)
Class AAA (ESGGX)	58.17%	10.30%	9.53%	6.07%	6.91%
S&P 500 Index (c)	56.35	16.78	16.29	13.91	9.37
Class A (ESGHX)	58.13	10.31	9.53	6.06	6.91
With sales charge (d)	49.04	8.16	8.24	5.43	6.46
Class C (ESGJX)	58.18	9.84	8.94	5.38	6.19
With contingent deferred sales charge (e)	57.18	9.84	8.94	5.38	6.19
Class I (ESGKX)	58.13	10.46	9.75	6.30	7.15
(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Fund’s fiscal year ends March 31.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market.

Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated July 29, 2020, the gross expense ratios for Class AAA, A, C, and I are 1.92%, 1.92%, 2.67%, and 1.67%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%. See page 10 for the expense ratios for the year ended March 31, 2021. The contractual reimbursements are in effect through July 31, 2021. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
GABELLI ESG FUND, INC. (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*	Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Gabelli ESG Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended March 31, 2021.

	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli ESG Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$1,261.50	0.91%	$5.13
Class A	$1,000.00	$1,260.90	0.91%	$5.13
Class C	$1,000.00	$1,260.80	0.91%	$5.13
Class I	$1,000.00	$1,261.70	0.91%	$5.13
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.91%	$4.58
Class A	$1,000.00	$1,020.39	0.91%	$4.58
Class C	$1,000.00	$1,020.39	0.91%	$4.58
Class I	$1,000.00	$1,020.39	0.91%	$4.58
*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

Gabelli ESG Fund, Inc.

Financial Services	18.3%
Health Care	10.7%
Food	10.5%
Machinery	8.9%
Computer Software and Services	7.2%
Equipment and Supplies	4.9%
Energy and Utilities	4.2%
Environmental Services	3.6%
Beverage	3.4%
Consumer Products	2.7%
U.S. Government Obligations	2.6%
Telecommunications	2.5%
Automotive	2.4%
Cable and Satellite	2.3%
Consumer Services	2.1%

Diversified Industrial	2.0%
Specialty Chemicals	1.9%
Building and Construction	1.6%
Entertainment	1.6%
Retail	1.4%
Broadcasting	1.0%
Computer Hardware	0.9%
Business Services	0.9%
Automotive: Parts and Accessories	0.6%
Airlines	0.4%
Semiconductors	0.4%
Other Assets and Liabilities (Net)	1.0%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli ESG Fund, Inc.

Schedule of Investments — March 31, 2021

Shares		Cost	Market Value
	COMMON STOCKS — 96.4%
	Airlines — 0.4%
2,850	Delta Air Lines Inc.†	$131,167	$137,598

	Automotive — 2.4%
3,400	Daimler AG	191,173	303,065
5,325	General Motors Co.†	285,785	305,975
2,100	Toyota Motor Corp., ADR	256,884	327,726
		733,842	936,766
	Automotive: Parts and Accessories — 0.6%
700	Aptiv plc†	106,159	96,530
500	Climate Change Crisis Real Impact I Acquisition Corp., Cl. A†	9,986	6,850
3,400	Gentex Corp.	93,165	121,278
		209,310	224,658
	Beverage — 3.4%
15,900	Danone SA	1,107,254	1,090,787
4,400	The Coca-Cola Co.	208,593	231,924
		1,315,847	1,322,711
	Broadcasting — 1.0%
1,700	Liberty Broadband Corp., Cl. C†	68,506	255,255
3,100	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	73,104	136,741
		141,610	391,996
	Building and Construction — 1.6%
2,000	Arcosa Inc.	104,748	130,180
950	Cavco Industries Inc.†	160,266	214,329
1,340	Jacobs Engineering Group Inc.	141,334	173,222
2,000	Johnson Controls
	International plc.	52,865	119,340
		459,213	637,071
	Business Services — 0.9%
1,500	IHS Markit Ltd.	139,561	145,170
6,000	Macquarie Infrastructure Corp.	191,172	190,860
		330,733	336,030
	Cable and Satellite — 2.3%
14,950	Comcast Corp., Cl. A.	291,625	808,945
3,850	EchoStar Corp., Cl. A†	117,776	92,400
		409,401	901,345
	Computer Hardware — 0.9%
2,750	International Business Machines Corp.	370,642	366,465

	Computer Software and Services — 7.2%
630	Alphabet Inc., Cl. A†	700,027	1,299,387
3,675	Cisco Systems Inc.	164,431	190,034
1,950	Dell Technologies Inc., Cl. C†	101,897	171,893
10,000	Hewlett Packard Enterprise Co.	130,822	157,400
6,700	Intel Corp.	358,880	428,800

Shares		Cost	Market Value
1,275	Microsoft Corp.	$158,359	$300,607
7,000	NortonLifeLock Inc.	136,295	148,820
3,900	SVMK Inc.†	90,010	71,448
		1,840,721	2,768,389
	Consumer Products — 2.7%
2,000	Energizer Holdings Inc.	59,145	94,920
8,900	Sony Group Corp., ADR	207,886	943,489
		267,031	1,038,409
	Consumer Services — 2.1%
8,000	Resideo Technologies Inc.†	74,119	226,000
12,000	Terminix Global Holdings Inc.†	347,975	572,040
		422,094	798,040
	Diversified Industrial — 2.0%
6,900	ABB Ltd., ADR	160,716	210,243
1,200	Agilent Technologies Inc.	82,735	152,568
2,575	Siemens AG, ADR	187,659	211,912
905	Union Pacific Corp.	148,855	199,471
		579,965	774,194
	Energy and Utilities — 4.2%
6,000	Eos Energy Enterprises Inc.†	91,345	118,320
18,900	NextEra Energy Inc.	733,087	1,429,029
7,000	PG&E Corp.†	71,040	81,970
		895,472	1,629,319
	Entertainment — 1.6%
1,525	The Walt Disney Co.†	175,873	281,393
10,000	Vivendi SE.	217,738	328,356
		393,611	609,749
	Environmental Services — 3.6%
35,000	BioHiTech Global Inc.†	62,111	54,950
825	Ecolab Inc.	175,210	176,608
32,000	Evoqua Water Technologies Corp.†	446,118	841,600
3,000	Waste Connections Inc.	87,896	323,940
		771,335	1,397,098
	Equipment and Supplies — 4.9%
20,000	Mueller Water Products Inc., Cl. A.	66,201	277,800
715	Parker-Hannifin Corp.	101,282	225,532
9,000	Ranpak Holdings Corp.†	80,501	180,540
10,000	Watts Water Technologies Inc., Cl. A.	341,423	1,188,100
		589,407	1,871,972
	Financial Services — 18.3%
39,430	Aegon NV	179,896	187,270
11,800	Ally Financial Inc.	318,825	533,478
4,500	American Express Co.	396,616	636,480
25,000	Banco Bilbao Vizcaya Argentaria SA	133,970	129,759
14,000	Commerzbank AG†	96,446	85,832
36,500	Credit Agricole SA†	462,725	528,410
8,500	Credit Suisse Group AG, ADR	80,119	90,100

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.
Schedule of Investments (Continued) — March 31, 2021

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
62,000	Daiwa Securities Group Inc.	$306,667	$320,345
5,700	Franklin Resources Inc.	160,109	168,720
35,100	ING Groep NV	344,622	429,399
15,500	Janus Henderson Group plc.	346,497	482,825
11,300	Kinnevik AB, Cl. B.	331,738	549,380
101,893	Natwest Group plc	272,364	275,672
11,716	NN Group NV	506,065	572,793
3,875	PayPal Holdings Inc.†	122,557	941,005
440	S&P Global Inc.	140,849	155,263
5,000	Seven Oaks Acquisition Corp.,
	Cl. A†	48,816	48,750
2,844	Societe Generale SA†	79,863	74,424
13,500	Standard Chartered plc.	101,186	92,962
4,450	State Street Corp.	277,563	373,845
4,400	The Bank of New York Mellon Corp.	207,113	208,076
900	The PNC Financial Services Group Inc.	100,573	157,869
		5,015,179	7,042,657
	Food — 10.5%
36,500	Conagra Brands Inc.	871,135	1,372,400
10,000	Mondelēz International Inc., Cl. A.	283,219	585,300
9,900	Nestlé SA.	572,676	1,103,387
11,150	The Hain Celestial Group Inc.†	246,227	486,140
8,900	Unilever plc, ADR	306,065	496,887
		2,279,322	4,044,114
	Health Care — 10.7%
3,325	Baxter International Inc.	262,689	280,431
600	Becton, Dickinson and Co.	141,536	145,890
16,200	Bristol-Myers Squibb Co.	800,494	1,022,706
675	Cigna Corp.	108,739	163,175
6,500	Gilead Sciences Inc.	429,512	420,095
775	HCA Healthcare Inc.	81,280	145,963
9,000	Henry Schein Inc.†	533,311	623,160
430	Illumina Inc.†.	149,938	165,146
4,450	Medtronic plc.	413,230	525,679
8,600	Takeda Pharmaceutical Co. Ltd., ADR	175,055	157,036
2,900	Zoetis Inc.	145,887	456,692
		3,241,671	4,105,973
	Machinery — 8.9%
800	Caterpillar Inc.	119,852	185,496

Shares		Cost	Market Value
109,500	CNH Industrial NV†	$1,087,156	$1,712,580
14,500	Xylem Inc.	349,403	1,525,110
		1,556,411	3,423,186
	Retail — 1.4%
1,925	Lowe’s Companies Inc.	193,032	366,097
2,750	The TJX Companies Inc.	137,690	181,913
		330,722	548,010
	Semiconductors — 0.4%
255	NVIDIA Corp.	64,237	136,152

	Specialty Chemicals — 1.9%
200	Air Products and Chemicals Inc.	52,548	56,268
4,800	International Flavors & Fragrances Inc.	581,721	670,128
		634,269	726,396
	Telecommunications — 2.5%
7,500	AT&T Inc.	243,841	227,025
6,000	Loral Space & Communications Inc.	215,332	226,020
4,540	SoftBank Group Corp., ADR	99,638	193,222
18,000	Vodafone Group plc, ADR	332,712	331,740
		891,523	978,007
	TOTAL COMMON STOCKS	23,874,735	37,146,305

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$1,010,000	U.S. Treasury Bills,
	0.005% to 0.081%††,
	04/08/21 to 09/16/21.	1,009,915	1,009,965

	TOTAL INVESTMENTS — 99.0%	$24,884,650	38,156,270

	Other Assets and Liabilities (Net) — 1.0%		383,900

	NET ASSETS — 100.0%		$38,540,170

†	Non-income producing security.

† †	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Assets and Liabilities
March 31, 2021

Assets:
Investments, at value (cost $24,884,650)	$38,156,270
Foreign currency, at value (cost $1,156)	1,098
Cash	1,526
Receivable for investments sold	1,368,986
Receivable for Fund shares sold	128
Receivable from Adviser	22,353
Dividends receivable	130,951
Prepaid expenses	29,300
Total Assets	39,710,612
Liabilities:
Payable for investments purchased	1,022,503
Payable for Fund shares redeemed	17,550
Payable for investment advisory fees	32,461
Payable for distribution fees	7,195
Payable for payroll expenses	890
Other accrued expenses	89,843
Total Liabilities	1,170,442
Net Assets
(applicable to 2,525,399 shares outstanding)	$38,540,170
Net Assets Consist of:
Paid-in capital	$23,105,513
Total distributable earnings.	15,434,657
Net Assets	$38,540,170
Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($10,547,463 ÷ 691,576 shares outstanding)	$15.25
Class A:
Net Asset Value and redemption price per share ($11,334,817 ÷ 744,019 shares outstanding)	$15.23
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.16
Class C:
Net Asset Value per share ($3,039,777 ÷ 223,634 shares outstanding)	$13.59	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($13,618,113 ÷ 866,170 shares outstanding)	$15.72

(a) Redemption price varies based on the length of time held.

Statement of Operations
For the Year Ended March 31, 2021

Investment Income:
Dividends (net of foreign withholding taxes of $13,049)	$798,896
Interest	330
Total Investment Income	799,226
Expenses:
Investment advisory fees	344,497
Distribution fees - Class AAA	23,411
Distribution fees - Class A	23,360
Distribution fees - Class C	39,178
Registration expenses	61,623
Shareholder communications expenses	36,717
Legal and audit fees	55,046
Directors’ fees	25,000
Shareholder services fees	24,153
Custodian fees	9,328
Payroll expenses	2,026
Tax expense	1,540
Miscellaneous expenses	13,042
Total Expenses	658,921
Less:
Expenses reimbursed by Adviser
(See Note 3)	(346,140)
Expenses paid indirectly by broker
(See Note 6)	(1,194)
Total credits and reimbursements	(347,334)
Net Expenses	311,587
Net Investment Income	487,639
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	2,865,413
Net realized loss on foreign currency transactions	(215)
Net realized gain on investments and foreign currency transactions	2,865,198
Net change in unrealized appreciation/depreciation: on investments	12,172,156
on foreign currency translations	3,138
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	12,175,294
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	15,040,492
Net Increase in Net Assets Resulting from Operations	$15,528,131

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Changes in Net Assets

	Year Ended March 31, 2021	Year Ended March 31, 2020
Operations:
Net investment income	$487,639	$452,301
Net realized gain on investments and foreign currency transactions	2,865,198	1,971,726
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	12,175,294	(6,499,412)
Net Increase/(Decrease) in Net Assets Resulting from Operations	15,528,131	(4,075,385)
Distributions to Shareholders:
Class AAA	(729,796)	(1,622,177)
Class A	(713,486)	(1,410,988)
Class C	(336,325)	(941,974)
Class I	(898,966)	(2,083,553)
Distributions to Shareholders	(2,678,573)	(6,058,692)

Capital Share Transactions:
Class AAA	(442,934)	(1,050,236)
Class A	413,909	1,070,723
Class C	(2,470,726)	(1,846,759)
Class I	(812,005)	(2,228,989)
Net Decrease in Net Assets from Capital Share Transactions	(3,311,756)	(4,055,261)

Redemption Fees	—	145
Net Increase/(Decrease) in Net Assets	9,537,802	(14,189,193)
Net Assets:
Beginning of year	29,002,368	43,191,561
End of year	$38,540,170	$29,002,368

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Expenses Net of Waivers/ Reimburse- ments	Expenses Before Waivers/Reim- bursements(c)	Portfolio Turnover Rate
Class AAA
2021	$10.40	$0.19	$5.73	$5.92	$(0.09)	$(0.98)	$(1.07)	—	$15.25	58.17%	$10,547	1.42%	0.90%	1.91%	18%
2020	14.03	0.16 (d)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	$0.00	10.40	(13.50)	7,530	1.13 (d)	1.14	1.92	18
2019	15.35	0.07	(0.37)	(0.30)	—	(1.02)	(1.02)	0.00	14.03	(1.92)	11,227	0.49	1.25	1.87	29
2018	15.57	(0.02)	0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	15.35	3.85	13,665	(0.10)	1.25	1.73	8
2017	14.29	0.04	1.81	1.85	—	(0.57)	(0.57)	0.00	15.57	13.14	15,409	0.27	1.39	1.67	18
Class A
2021	$10.39	$0.19	$5.72	$5.91	$(0.09)	$(0.98)	$(1.07)	—	$15.23	58.13%	$11,335	1.41%	0.90%	1.91%	18%
2020	14.02	0.15 (d)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	$0.00	10.39	(13.51)	7,455	1.11 (d)	1.13	1.92	18
2019	15.33	0.08	(0.37)	(0.29)	—	(1.02)	(1.02)	0.00	14.02	(1.85)	8,958	0.51	1.25	1.87	29
2018	15.55	(0.02)	0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	15.33	3.85	16,280	(0.10)	1.25	1.73	8
2017	14.28	0.04	1.80	1.84	—	(0.57)	(0.57)	0.00	15.55	13.08	17,569	0.26	1.39	1.67	18
Class C
2021	$9.35	$0.17	$5.14	$5.31	$(0.09)	$(0.98)	$(1.07)	—	$13.59	58.18%	$3,040	1.44%	0.90%	2.66%	18%
2020	12.80	0.08 (d)	(1.42)	(1.34)	—	(2.11)	(2.11)	$0.00	9.35	(13.93)	4,022	0.60 (d)	1.68	2.67	18
2019	14.20	(0.03)	(0.35)	(0.38)	—	(1.02)	(1.02)	0.00	12.80	(2.65)	7,347	(0.25)	2.00	2.62	29
2018	14.53	(0.13)	0.60	0.47	—	(0.80)	(0.80)	0.00	14.20	3.11	9,176	(0.85)	2.00	2.48	8
2017	13.47	(0.07)	1.70	1.63	—	(0.57)	(0.57)	0.00	14.53	12.29	10,815	(0.49)	2.14	2.42	18
Class I
2021	$10.70	$0.19	$5.90	$6.09	$(0.09)	$(0.98)	$(1.07)	—	$15.72	58.13%	$13,618	1.41%	0.90%	1.66%	18%
2020	14.38	0.19 (d)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	$0.00	10.70	(13.32)	9,995	1.30 (d)	0.97	1.67	18
2019	15.67	0.11	(0.38)	(0.27)	—	(1.02)	(1.02)	0.00	14.38	(1.68)	15,660	0.74	1.00	1.62	29
2018	15.87	0.03	0.65	0.68	(0.08)	(0.80)	(0.88)	0.00	15.67	4.17	19,155	0.18	1.00	1.48	8
2017	14.52	0.08	1.84	1.92	—	(0.57)	(0.57)	0.00	15.87	13.42	27,874	0.53	1.13	1.42	18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all fiscal years presented there was no impact on the expense ratios.
(d)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.
Notes to Financial Statements

1. Organization. Gabelli ESG Fund, Inc., incorporated on March 1, 2007 in Maryland, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 1, 2007. The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$37,146,305	—	$37,146,305
U.S. Government Obligations	—	$1,009,965	1,009,965
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$37,146,305	$1,009,965	$38,156,270

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at March 31, 2021 or March 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the fiscal year ended March 31, 2021, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to the earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the recharacterization of dividends and disallowed expenses. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended March 31, 2021, reclassifications were made to decrease paid-in capital by $1,540 with offsetting adjustments to total distributable earnings.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal years ended March 31, 2021 and 2020 was as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2020
Distributions paid from:
Ordinary income	$452,669	$233,899
Net long term capital gains	2,225,904	5,824,793
Total distributions paid	$2,678,573	$6,058,692

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. During the fiscal year ended March 31, 2021, the Fund paid excise tax of $1,540.

At March 31, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$684,736
Undistributed long term capital gains	1,542,788
Net unrealized appreciation on investments and foreign currency translations	13,207,133
Total	$15,434,657

At March 31, 2021, the temporary difference between book basis and tax basis unrealized appreciation on investments was primarily due to the deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$24,950,434	$13,692,475	$(486,639)	$13,205,836

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. Except as disclosed above, for the fiscal year ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 31, 2021, at no more than 0.90% of the value of the Fund’s average daily net assets for each of share class. During the fiscal year ended March 31, 2021, the Adviser reimbursed the Fund in the amount of $346,140. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At March 31, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $666,449:

For the fiscal year ended March 31, 2020, expiring March 31, 2022	$94,174
For the fiscal year ended March 31, 2020, expiring March 31, 2023	226,135
For the fiscal year ended March 31, 2021, expiring March 31, 2024	346,140
Total	$666,449

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $5,964,523 and $12,540,515, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended March 31, 2021, the Fund paid $665 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $415 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,194.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the fiscal year ended March 31, 2021.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Capital Stock. The Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended March 31, 2021 and 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	March 31, 2021		March 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,634	$130,643	18,938	$265,199
Shares issued upon reinvestment of distributions	53,104	722,217	120,887	1,589,667
Shares redeemed	(95,179)	(1,295,794)	(215,973)	(2,905,102)
Net decrease	(32,441)	$(442,934)	(76,148)	$(1,050,236)
Class A
Shares sold	103,474	$1,410,799	107,141	$1,532,777
Shares issued upon reinvestment of distributions	49,569	673,149	99,817	1,311,601
Shares redeemed	(126,568)	(1,670,039)	(128,510)	(1,773,655)
Net increase	26,475	$413,909	78,448	$1,070,723
Class C
Shares sold	—	—	9,382	$116,454
Shares issued upon reinvestment of distributions	27,750	$336,325	72,719	860,265
Shares redeemed	(234,132)	(2,807,051)	(226,037)	(2,823,478)
Net decrease	(206,382)	$(2,470,726)	(143,936)	$(1,846,759)
Class I
Shares sold	103,984	$1,472,638	74,633	$1,091,141
Shares issued upon reinvestment of distributions	62,608	877,767	147,600	1,997,030
Shares redeemed	(234,636)	(3,162,410)	(376,879)	(5,317,160)
Net decrease	(68,044)	$(812,005)	(154,646)	$(2,228,989)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli ESG Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Gabelli ESG Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli ESG Fund, Inc. (the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
May 21, 2021

We have served as the auditor of one or more investment companies in the Gabelli/GAMCO Fund Complex since 1986.

Gabelli ESG Fund, Inc.

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli ESG Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]
INTERESTED DIRECTOR[4]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 78	Since 2007	33[5]	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)
NON-INTERESTED DIRECTORS[6]:

Clarence A. Davis Director Age: 79	Since 2007	3	Former Chief Executive Officer of Nestor, Inc. (2007-2009); Former Chief Operating Officer (2000-2005) and Chief Financial Officer (1999- 2000) of the American Institute of Certified Public Accountants	Director of Telephone & Data Systems, Inc. (telephone services); Director of Pennichuck Corp. (water supply) (2009-2012)

Vincent D. Enright Director Age: 77	Since 2007	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)

William F. Heitmann Director Age: 72	Since 2012	4	Managing Director and Senior Advisor of Perlmutter Investment Company (real estate); Senior Vice President of Finance, Verizon Communications, and President, Verizon Investment Management (1971-2011)	Director and Audit Chair of Syncreon (contract logistics provider) (2011-2019)

Anthonie C. van Ekris[7] Director Age: 86	Since 2007	23	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

Gabelli ESG Fund, Inc.

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:

Bruce N. Alpert President Age: 69	Since 2007	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

John C. Ball Treasurer Age: 45	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Peter Goldstein Secretary Age: 67	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Officer Age: 61	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. For officers, includes time served in prior officer positions with the Fund. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.
[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.
[5]	As of March 31, 2020, there was a total of 47 registered investment companies in the Fund Complex. Of the 47 registered investment companies, Mr. Gabelli serves as a director or trustee for 33 funds, sole portfolio manager of 6 funds, and part of the portfolio management team of 15 funds.
[6]	Directors who are not interested persons are considered “Independent” Directors.
[7]	Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, GAMA Capital Opportunities Master Ltd., and GAMCO International SICAV, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

Gabelli ESG Fund, Inc.

Additional Fund Information (Continued) (Unaudited)

2021 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended March 31, 2021, the Fund paid to shareholders ordinary income distributions totaling $0.18081, $0.18081, $0.18081, and $0.18081 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $2,225,904, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended March 31, 2021, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.11% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended March 31, 2021 which was derived from U.S. Treasury securities was 2.11%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli ESG Fund did not meet this strict requirement in 2021. The percentage of U.S. Government securities held as of March 31, 2021 was 2.60%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ESG FUND, INC.

One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli Funds, LLC, in October 2018 as a portfolio manager. Prior to joining Gabelli Funds, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ESG FUND, INC.

One Corporate Center
Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
Peter Goldstein
Secretary
Clarence A. Davis
Former Chief	Richard J. Walz
Executive Officer,	Chief Compliance Officer
Nestor, Inc.
DISTRIBUTOR
Vincent D. Enright
Former Senior Vice	G.distributors, LLC
President and
Chief Financial Officer,	CUSTODIAN
KeySpan Corp.
The Bank of New York Mellon
William F. Heitmann
Former Senior Vice	TRANSFER AGENT AND
President of Finance,	DIVIDEND DISBURSING AGENT
Verizon Communications, Inc.
DST Asset Manager
Anthonie C. van Ekris	Solutions, Inc.
Chairman,
BALMAC International, Inc.	LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli ESG Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q121AR

GABELLI ESG FUND, INC. Annual Report March 31, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $23,923 for 2020 and $24,401 for 2021.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2020 and $4,180 for 2021. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2021.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2021.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli ESG Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.